Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies [Abstract]
Disclosure of commitments and contingent liabilities [text block]
Note 27.	Commitments and Contingencies

(a)	As of January 1, 2017, December 31, 2017 and 2018, the Company had entered into several contracts for the acquisition of land, equipment and computer software. Total contract prices amounted to $5,153 thousand, $60,573 thousand and $75,824 thousand, respectively. As of January 1, 2017, December 31, 2017 and 2018, the remaining commitments were $3,760 thousand, $40,814 thousand and $38,579 thousand, respectively.

(b)	As of December 31, 2018, amount of outstanding letters of credit for the purchase of machinery and equipment was $960 thousand.

(c)	The Company leases certain offices and buildings pursuant to operating lease arrangements with third parties. The lease arrangement will expire gradually from 2019 to 2024. As of December 31, 2017 and 2018, deposits paid amounted to $1,230 thousand and $1,212 thousand, respectively, and were recorded as refundable deposit in the consolidated financial position.

As of December 31, 2018, future minimum lease payments under noncancelable operating leases are as follows:

Duration	Amount
(in thousands)
January 1, 2019~December 31, 2019	$2,361
January 1, 2020~December 31, 2020	1,601
January 1, 2021~December 31, 2021	386
January 1, 2022~December 31, 2022	298
January 1, 2023~December 31, 2023	182
January 1, 2024~December 31, 2024	46
$4,874

Rental expense for operating leases with third parties amounted to $2,189 thousand and $2,508 thousand in 2017 and 2018, respectively.

d)	The Company from time to time is subject to claims regarding the proprietary use of certain technologies. Currently, management is not aware of any such claims that it believes could have a material adverse effect on the Company’s financial position or results of operations.

(e)	Since Himax Taiwan is not a listed company, it will depend on Himax Technologies, Inc. to meet its equity financing requirements in the future. Any capital contribution by Himax Technologies, Inc. to Himax Taiwan may require the approval of the relevant ROC authorities. The Company may not be able to obtain any such approval in the future in a timely manner, or at all. If Himax Taiwan is unable to receive the equity financing it requires, its ability to grow and fund its operations may be materially and adversely affected.

(f)	The Company has entered into several wafer fabrication or assembly and testing service arrangements with service providers. The Company may be obligated to make payments for purchase orders entered into pursuant to these arrangements. Contractual obligations resulting from above arrangements approximate $89,179 thousand, $193,446 thousand and $172,986 thousand as of January 1, 2017, December 31, 2017 and 2018, respectively.

(g)	The Company is involved in various claims arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Company’s consolidated financial position, results of operations, or liquidity. As of December 31, 2018, management is not aware of any pending litigation against the Company.